Expense Example - Federated Hermes Short-Term Government Fund	IS 1 Year	IS 3 Years	IS 5 Years	IS 10 Years	SS 1 Year	SS 3 Years	SS 5 Years	SS 10 Years	Y 1 Year	Y 3 Years	Y 5 Years	Y 10 Years
USD ($)	90	281	488	1,084	115	359	622	1,375	62	195	340	762